Senior Secured Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Debt
The table below summarizes changes in the book value of the Notes from December 31, 2015 to June 30, 2016:

Book value as of December 31, 2015 (net of unamortized portion of debt issuance costs of $73)	$3,111
Debt repayments in January and February 2016	(1,190)
Amortization of debt discount and debt issuance costs, included in interest expense	356
Book value of Notes before the Exchange Note Agreement on March 9, 2016	2,277
Fair value of the considerations provided to the Investors, including:
Increase in fair value of May 2015 Warrants due to reduced exercise price	281
Repayment of Notes in shares of common stock	1,267
Repayment of $1,267 of Notes in shares of common stock at a discount to the market	183
Restructuring fee paid to the Investors	50
Total fair value of the considerations provided to the Investors	1,781
Book value of Amended Notes after the Exchange Note Agreement on March 9, 2016	496
Amortization of debt discount and debt issuance costs, included in interest expense	304
Book value of Amended Notes as of June 30, 2016	$800

Upon issuance of the Notes on May 4, 2015, the Company recorded the following:

Net cash proceeds from the Notes ($12,500 less investors issuance costs of $75)	$12,425
Debt discount:
May 2015 Warrants	1,717
Conversion feature	1,244
Total Debt discount attributed to Warrants and Conversion feature	2,961
Net Total – May 4, 2015	9,464
Debt discount amortization	2,014
Debt repayments	(8,294)
Net Total – December 31, 2015 (presented as short-term)	$3,184